Brumadinho dam failure - Assets write-off (Details) - 12 months ended Dec. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Corrego do Feijao mine and upstream dams
Brumadinho dam failure
Impairment loss	R$ 904	$ 235